CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 4,508,613	$ 3,217,640	$ 11,164,571	$ 9,763,440	$ 13,123,929	$ 19,828,155	$ 19,151,455
Cost and expenses:
Cost of sales, excluding depreciation	3,904,258	2,858,409	9,634,989	8,414,423	11,611,599	18,514,054	17,803,314
Operating expenses, excluding depreciation	404,045	200,014	972,223	625,542	889,368	880,701	812,652
General and administrative expenses	39,912	47,802	111,272	116,115	166,904	140,150	95,794
Equity (income) loss in investee	(1,621)	0	(1,621)	0
Loss (gain) on sale of assets	8,159	(142)	11,381	(1,133)	(1,004)	(895)	(183)
Depreciation and amortization expense	52,678	46,484	155,890	139,757	191,110	178,996	111,479
Total cost and expenses	4,407,431	3,152,567	10,884,134	9,294,704	12,857,977	19,713,006	18,823,056
Income from operations	101,182	65,073	280,437	468,736	265,952	115,149	328,399
Other income (expense)
Equity in earnings (loss) of subsidiaries	0	0	0	0	0	0	0
Change in fair value of catalyst lease	77	4,994	(4,556)	8,982	10,184	3,969	4,691
Acquisition related costs							0
Interest expense, net	(33,896)	(21,888)	(98,446)	(65,915)	(88,194)	(98,001)	(94,214)
Income before income taxes	67,363	48,179	177,435	411,803	187,942	21,117	238,876
Income tax expense	2,291	0	29,287	0	648	0	0
Net income	65,072	48,179	148,148	411,803	187,294	21,117	238,876
Less income attributable to noncontrolling interests	45	0	438	0	274	0	0
Net income attributable to PBF Holding Company LLC	65,027	48,179	147,710	411,803	187,020	21,117	238,876
Comprehensive income (loss) attributable to PBF Holding Company LLC	65,453	48,698	149,173	413,118	189,126	8,779	233,279
Issuer [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,488,925	3,215,163	11,119,301	9,737,169	13,085,122	19,847,045	16,190,178
Cost and expenses:
Cost of sales, excluding depreciation	3,914,018	2,843,303	9,653,945	8,370,720	11,514,115	18,467,533	16,486,851
Operating expenses, excluding depreciation	25	(95)	(375)	(3,814)	(3,683)	218	(482)
General and administrative expenses	34,820	40,002	92,126	98,330	143,580	123,692	82,284
Equity (income) loss in investee	0	0	0	0
Loss (gain) on sale of assets	2,418	(70)	2,418	(251)	(249)	(277)	(388)
Depreciation and amortization expense	1,341	2,117	4,417	7,664	9,687	13,583	12,856
Total cost and expenses	3,952,622	2,885,257	9,752,531	8,472,649	11,663,450	18,604,749	16,581,121
Income from operations	536,303	329,906	1,366,770	1,264,520	1,421,672	1,242,296	(390,943)
Other income (expense)
Equity in earnings (loss) of subsidiaries	(438,249)	(262,000)	(1,123,054)	(793,606)	(1,154,420)	(1,131,321)	722,673
Change in fair value of catalyst lease	0	0	0	0	0	0	0
Acquisition related costs							0
Interest expense, net	(32,982)	(19,727)	(95,568)	(59,111)	(79,310)	(89,858)	(92,854)
Income before income taxes	65,072	48,179	148,148	411,803	187,942	21,117	238,876
Income tax expense	0	0	0	0	0	0	0
Net income	65,072	48,179	148,148	411,803	187,942	21,117	238,876
Less income attributable to noncontrolling interests	45	0	438	0	274	0	0
Net income attributable to PBF Holding Company LLC	65,027	48,179	147,710	411,803	187,668	21,117	238,876
Comprehensive income (loss) attributable to PBF Holding Company LLC	65,453	48,698	149,173	413,118	189,774	8,779	233,279
Guarantors Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	441,554	132,000	586,336	668,576	884,930	1,402,253	7,641,498
Cost and expenses:
Cost of sales, excluding depreciation	428,587	176,823	532,040	749,706	1,026,846	1,522,901	5,996,684
Operating expenses, excluding depreciation	385,761	200,384	948,403	629,846	891,534	880,339	813,134
General and administrative expenses	4,312	6,827	20,372	15,987	21,016	16,259	13,510
Equity (income) loss in investee	0	0	0	0
Loss (gain) on sale of assets	73	1	97	(232)	(105)	0	205
Depreciation and amortization expense	47,472	43,820	143,994	130,496	178,578	164,525	98,623
Total cost and expenses	866,205	427,855	1,644,906	1,525,803	2,117,869	2,584,024	6,922,156
Income from operations	(424,651)	(295,855)	(1,058,570)	(857,227)	(1,232,939)	(1,181,771)	719,342
Other income (expense)
Equity in earnings (loss) of subsidiaries	0	0	0	0	0	0	0
Change in fair value of catalyst lease	77	4,994	(4,556)	8,982	10,184	3,969	0
Acquisition related costs							4,691
Interest expense, net	(447)	(1,277)	(1,289)	(4,342)	(5,876)	(6,225)	(1,360)
Income before income taxes	(425,021)	(292,138)	(1,064,415)	(852,587)	(1,228,631)	(1,184,027)	722,673
Income tax expense	0	0	0	0	0	0	0
Net income	(425,021)	(292,138)	(1,064,415)	(852,587)	(1,228,631)	(1,184,027)	722,673
Less income attributable to noncontrolling interests	45	0	438	0	274	0	0
Net income attributable to PBF Holding Company LLC	(425,066)	(292,138)	(1,064,853)	(852,587)	(1,228,905)	(1,184,027)	722,673
Comprehensive income (loss) attributable to PBF Holding Company LLC	(425,066)	(292,138)	(1,064,853)	(852,587)	(1,228,905)	(1,194,031)	724,930
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	345,215	422,306	1,005,656	1,250,957	1,633,818	1,007,407	0
Cost and expenses:
Cost of sales, excluding depreciation	328,734	390,112	995,726	1,187,259	1,550,579	952,170	0
Operating expenses, excluding depreciation	18,259	(275)	24,195	(490)	1,517	144	0
General and administrative expenses	780	973	(1,226)	1,798	2,308	199	0
Equity (income) loss in investee	(1,621)	0	(1,621)	0
Loss (gain) on sale of assets	5,668	(73)	8,866	(650)	(650)	(618)	0
Depreciation and amortization expense	3,865	547	7,479	1,597	2,845	888	0
Total cost and expenses	355,685	391,284	1,033,419	1,189,514	1,556,599	952,783	0
Income from operations	(10,470)	31,022	(27,763)	61,443	77,219	54,624	0
Other income (expense)
Equity in earnings (loss) of subsidiaries	0	0	0	0	0	0	0
Change in fair value of catalyst lease	0	0	0	0	0	0	0
Acquisition related costs							0
Interest expense, net	(467)	(884)	(1,589)	(2,462)	(3,008)	(1,918)	0
Income before income taxes	(10,937)	30,138	(29,352)	58,981	74,211	52,706	0
Income tax expense	2,291	0	29,287	0	648	0	0
Net income	(13,228)	30,138	(58,639)	58,981	73,563	52,706	0
Less income attributable to noncontrolling interests	0	0	0	0	0	0	0
Net income attributable to PBF Holding Company LLC	(13,228)	30,138	(58,639)	58,981	73,563	52,706	0
Comprehensive income (loss) attributable to PBF Holding Company LLC	(13,228)	30,138	(58,639)	58,981	73,563	52,706	0
Combining and Consolidated Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(767,081)	(551,829)	(1,546,722)	(1,893,262)	(2,479,941)	(2,428,550)	(4,680,221)
Cost and expenses:
Cost of sales, excluding depreciation	(767,081)	(551,829)	(1,546,722)	(1,893,262)	(2,479,941)	(2,428,550)	(4,680,221)
Operating expenses, excluding depreciation	0	0	0	0	0	0	0
General and administrative expenses	0	0	0	0	0	0	0
Equity (income) loss in investee	0	0	0	0
Loss (gain) on sale of assets	0	0	0	0	0	0	0
Depreciation and amortization expense	0	0	0	0	0	0	0
Total cost and expenses	(767,081)	(551,829)	(1,546,722)	(1,893,262)	(2,479,941)	(2,428,550)	(4,680,221)
Income from operations	0	0	0	0	0	0	0
Other income (expense)
Equity in earnings (loss) of subsidiaries	438,249	262,000	1,123,054	793,606	1,154,420	1,131,321	(722,673)
Change in fair value of catalyst lease	0	0	0	0	0	0	0
Acquisition related costs							0
Interest expense, net	0	0	0	0	0	0	0
Income before income taxes	438,249	262,000	1,123,054	793,606	1,154,420	1,131,321	(722,673)
Income tax expense	0	0	0	0	0	0	0
Net income	438,249	262,000	1,123,054	793,606	1,154,420	1,131,321	(722,673)
Less income attributable to noncontrolling interests	(45)	0	(438)	0	(274)	0	0
Net income attributable to PBF Holding Company LLC	438,294	262,000	1,123,492	793,606	1,154,694	1,131,321	(722,673)
Comprehensive income (loss) attributable to PBF Holding Company LLC	$ 438,294	$ 262,000	$ 1,123,492	$ 793,606	$ 1,154,694	$ 1,141,325	$ (724,930)